Income Taxes - Schedule of Movement of Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Movement of valuation allowance
Balance at the beginning of the year	¥ 1,246,296	$ 191,002	¥ 1,207,426	¥ 1,198,872
Additions	396,582	60,780	143,227	128,464
Written-off for expiration of net operating losses	(304,939)	(46,734)	(98,818)	(10,584)
Utilization of previously unrecognized tax losses and deductible advertising expenses	(5,218)	(800)	(5,539)	(109,326)
Balance at the end of the year	¥ 1,332,721	$ 204,248	¥ 1,246,296	¥ 1,207,426